CONTINGENCIES (Detail Textuals) - 1 months ended Oct. 31, 2018 - Former chief executive officer	CAD ($)	USD ($)
Disclosure Of Contingencies [Line Items]
Amount of lawsuit	$ 11,800,000
Base compensation		$ 120,000
Increased in base compensation per year		$ 400,000